Loss Per Class A and Class B Ordinary Share - Schedule of Earnings Per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss Per Class A and Class B Ordinary Share
Loss attributable to ordinary shareholders of the Company	¥ (1,654,900)	¥ (2,516,808)	¥ (1,949,101)
Weighted average number of Class A and Class B ordinary shares in issue	926,023	294,650	117,551
Basic loss per Class A and Class B ordinary share	¥ (1.79)	¥ (8.54)	¥ (16.86)
Class A and Class B ordinary share
Loss Per Class A and Class B Ordinary Share
Loss attributable to ordinary shareholders of the Company	¥ (1,654,900)	¥ (2,516,808)	¥ (1,981,868)
Weighted average number of Class A and Class B ordinary shares in issue	926,023	294,650	117,551
Basic loss per Class A and Class B ordinary share	¥ (1.79)	¥ (8.54)	¥ (16.86)